Premises and Equipment	12 Months Ended
Dec. 31, 2025
Premises and Equipment
Premises and Equipment

Note 6.   Premises and Equipment

The major classes of the Company’s premises and equipment and accumulated depreciation and amortization at December 31 were as follows:

	2025	2024

Buildings and improvements	$11,072,189	$10,848,724
Land and land improvements	3,284,187	3,096,142
Furniture and equipment	7,295,123	6,983,199
Leasehold improvements	883,307	869,474
Finance lease	4,018,377	4,018,377
Operating leases	1,459,868	1,426,517
Other prepaid assets	25,328	27,500
Total premises and equipment	28,038,379	27,269,933
Less accumulated depreciation and amortization	(15,947,493)	(15,196,948)
Net premises and equipment	$12,090,886	$12,072,985